As filed with the Securities and Exchange Commission on June 28, 2019
1933 Act Registration File No. 333-56018
1940 Act File No. 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	57	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	58	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 West 61st Place
Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)
(913) 677-7778
(Registrant’s Telephone Number, Including Area Code)
Clay E. Brethour
5420 West 61st Place
Mission, KS 66205
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on July 1, 2019 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 56 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on May 1, 2019 and pursuant to Rule 485(a)(1) would have become effective on June 30, 2019.

This Post-Effective Amendment No. 57 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 1, 2019 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 57 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 57 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on June 28, 2019.

BUFFALO FUNDS
Registrant

By: /s/ Clay Brethour*
Clay Brethour
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 57 to its Registration Statement has been signed below on June 28, 2019, by the following persons in the capacities indicated.

Clay Brethour* Clay Brethour	President, Treasurer and Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Rachel F. Lupardus* Rachel F. Lupardus	Trustee
Jeffrey D. Yowell* Jeffrey D. Yowell	Chairman and Trustee
* By: /s/ Clay Brethour Clay Brethour (Pursuant to Power of Attorney filed herewith)